Segments (Assets) (Detail) - USD ($)	Sep. 30, 2017		Dec. 31, 2016		Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Asset Reconciling Item [Line Items]
Land, buildings and improvements, net	$ 243,068,137		$ 246,969,993			$ 239,948,063
TOTAL ASSETS	256,553,880		257,999,077			254,274,393
Cash and cash equivalents	3,436,531		3,116,147		$ 4,703,000	6,626,423		$ 5,636,002
Other assets, net	5,612,568		5,745,982			5,895,991
Significant Reconciling Items [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Other assets, net	10,049,212		7,912,937			7,699,907
Office/Industrial Properties [Member] | Operating Segments [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Land, buildings and improvements, net	161,798,825	[1]	172,309,537	[1],[2]		178,776,776	[2]
TOTAL ASSETS	166,582,487	[3]	175,689,722	[3],[4]		188,805,090	[4]
Residential Properties [Member] | Operating Segments [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Land, buildings and improvements, net	46,504,124	[1]	34,813,680	[1],[2]		16,888,267	[2]
TOTAL ASSETS	43,862,941	[3]	35,960,179	[3],[4]		14,395,904	[4]
Retail Properties [Member] | Operating Segments [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Land, buildings and improvements, net	31,001,394	[1]	33,398,992	[1],[2]		35,395,235	[2]
TOTAL ASSETS	$ 32,622,709	[3]	$ 35,320,092	[3],[4]		$ 36,747,069	[4]

[1]	(1) Includes lease intangibles and the land purchase option related to property acquisitions.
[2]	Includes lease intangibles and the land purchase option related to property acquisitions.
[3]	(2) Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.
[4]	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.